Financing Activities (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Reconciliation of Financing Activities

(in thousands of U.S. dollars)	As at December 31, 2020	Cash flows	Non-cash changes				As at December 31, 2021
			Foreign exchange movement	Fair value changes	Additions/(Dispositions)(1)	Other(2)

Term loan	$374,745	$(154,548)	$—	$—	$—	$—	$220,197
SFR JV-HD subscription facility	—	99,355	—	—	—	188	99,543
SFR JV-2 subscription facility	—	348,229	—	—	—	300	348,529
Securitization debt 2017-2	362,683	(4,994)	—	—	—	302	357,991
SFR JV-HD warehouse credit facility	—	64,585	—	—	—	386	64,971
SFR JV-2 warehouse credit facility	—	489,001	—	—	—	320	489,321
Securitization debt 2018-1	311,913	(1,062)	—	—	—	144	310,995
SFR JV-1 securitization debt 2019-1	326,767	(614)	—	—	—	1,271	327,424
SFR JV-1 securitization debt 2020-1	543,803	(584)	—	—	—	1,745	544,964
SFR JV-1 securitization debt 2021-1	—	673,324	—	—	—	329	673,653
Securitization debt 2020-2	432,817	(2,254)	—	—	—	1,121	431,684
SFR JV-1 subscription facility(3)	115,664	(116,000)	—	—	—	336	—
SFR JV-1 warehouse credit facility(3)	95,950	(97,249)	—	—	—	1,299	—
Warehouse credit facility(3)	10,110	(10,298)	—	—	—	188	—
Securitization debt 2017-1(3)	459,530	(459,530)	—	—	—	—	—
Term loan 2(3)	96,077	(96,077)	—	—	—	—	—
U.S. multi-family credit facility(1)	109,890	(109,890)	—	—	—	—	—
Mortgage tranche A(1)	160,090	—	—	—	(160,090)	—	—
Mortgage tranche B(1)	400,225	—	—	—	(400,225)	—	—
Mortgage tranche C(1)	240,135	—	—	—	(240,135)	—	—
Land loan	21,991	—	95	—	—	—	22,086
Mortgage	12,463	(420)	58	—	—	12	12,113
Vendor take-back (VTB) loan 2021(3)	25,564	(26,271)	707	—	—	—	—
Corporate credit facility	26,000	(26,000)	—	—	—	—	—
Corporate office mortgages	11,089	2,877	(4)	—	—	—	13,962
2022 convertible debentures(4)	165,956	—	—	—	—	(165,956)	—
Due to Affiliate	251,647	—	—	—	—	4,715	256,362
Derivative financial instruments(5),(6)	45,494	—	—	220,050	—	(35,239)	230,305
Limited partners' interests in single-family rental business	356,305	405,226	—	185,921	—	—	947,452
Lease obligations	6,403	(2,466)	—	—	25,887	968	30,792
Total liabilities from financing activities	$4,963,311	$974,340	$856	$405,971	$(774,563)	$(187,571)	$5,382,344
(1) On March 31, 2021, U.S. multi-family rental mortgages totaling $800,450 were deconsolidated from the Company's balance sheet in connection with the sale of an 80% interest in the U.S. multi-family rental portfolio (Note 5). The Company fully repaid the U.S. multi-family credit facility with the proceeds of the syndication, which is presented within change in cash from discontinued operations on the consolidated statement of cash flow.
(2) Includes amortization of transaction costs and debt discount and interest on lease obligations.
(3) These facilities were fully repaid during the year.
(4) For the year ended December 31, 2021, non-cash changes for the 2022 convertible debentures include $172,400 of principal converted or redeemed for common shares, net of debentures amortization of $1,899, debentures issuance costs of $1,048 and loss on debt extinguishment of $3,497.
(5) The embedded derivative on the 2022 convertible debentures was an asset of $841 as at December 31, 2020 and a liability of $14,681 prior to the redemption in full of the outstanding 2022 convertible debentures on September 9, 2021. For the year ended December 31, 2021, non-cash changes for derivative financial instruments include $34,398 of fair value converted to common shares upon the redemption of the 2022 convertible debentures.
(6) The interest rate cap component included in the derivative financial instruments was an asset of $363 as at December 31, 2021 and as a result is excluded from the above table and classified as an asset on the consolidated balance sheet.

(in thousands of U.S. dollars)	As at December 31, 2019	Cash flows	Non-cash changes				As at December 31, 2020
			Foreign exchange movement	Fair value changes	Additions	Other(1)

SFR JV-1 subscription facility	$—	$(70,001)	$—	$—	$185,161	$504	$115,664
SFR JV-1 warehouse credit facility	—	(115,340)	—	—	209,998	1,292	95,950
Term loan 2	—	—	—	—	96,077	—	96,077
Warehouse credit facility	—	(19,770)	—	—	29,864	16	10,110
Securitization debt 2016-1	—	(357,478)	—	—	357,478	—	—
Securitization debt 2017-1	—	(1,771)	—	—	461,301	—	459,530
Term loan	—	(255)	—	—	375,000	—	374,745
Securitization debt 2017-2	—	(897)	—	—	363,357	223	362,683
Securitization debt 2018-1	—	(1,403)	—	—	313,093	223	311,913
SFR JV-1 securitization debt 2019-1	—	(10)	—	—	325,511	1,266	326,767
SFR JV-1 securitization debt 2020-1	—	543,001	—	—	—	802	543,803
Securitization debt 2020-2	—	432,662	—	—	—	155	432,817
U.S. multi-family credit facility	—	(6,000)	—	—	115,890	—	109,890
Mortgage tranche A	—	—	—	—	160,090	—	160,090
Mortgage tranche B	—	—	—	—	400,225	—	400,225
Mortgage tranche C	—	—	—	—	240,135	—	240,135
Vendor take-back (VTB) loan 2020	—	(10,880)	566	—	10,314	—	—
Land loan	—	—	940	—	21,051	—	21,991
Vendor take-back (VTB) loan 2021	—	—	1,680	—	23,884	—	25,564
Mortgage	—	(379)	817	—	12,019	6	12,463
Corporate credit facility	297,000	(271,000)	—	—	—	—	26,000
Corporate office mortgages	11,153	(275)	211	—	—	—	11,089
2022 convertible debentures	161,311	—	—	—	—	4,645	165,956
Due to Affiliate	—	287,798	—	—	(37,613)	1,462	251,647
Derivative financial instruments(2)	657	—	—	6,422	37,574	841	45,494
Limited partners' interests in single-family rental business	—	19,950	—	50,581	285,774	—	356,305
Lease obligations	1,089	(2,415)	—	—	7,401	328	6,403
Other liabilities	13,375	(14,922)	—	1,039	508	—	—
Total liabilities from financing activities	$484,585	$410,615	$4,214	$58,042	$3,994,092	$11,763	$4,963,311
(1) Includes amortization of transaction costs and debt discount and interest on lease obligations.
(2) Represents the embedded derivative liability on the 2022 convertible debentures.